Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Payables

in CHF thousands	2025	2024
Trade payables	937	679
Social security	828	1,177
Other payables	1	3
Balance at December 31	1,767	1,859
Trade payables are denominated in the following currencies:

in CHF thousands	2025	2024
CHF	527	361
EUR	215	187
USD	171	76
GBP	23	55
Balance at December 31	937	679